Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024		$ 93,997
2025	73,416	79,872
2026	34,466	37,497
2027 and beyond	103,399	112,491
Total minimum lease payment	211,281	323,857
Less: imputed interest	(49,373)	(82,213)
Total lease liabilities	161,908	241,644
Less: current portion	(55,673)	(65,500)
Non-current portion	$ 106,235	$ 176,144